Fair Value (Summary of Carrying Amounts and Estimated Fair Values of Financial Instruments Not Carried at Fair Value on Recurring Basis on Balance Sheets by Level) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Financial liabilities:
Carrying amounts of investments in equity method investees	¥ 5,461,950	¥ 4,564,269
Carrying amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and due from banks	4,367,000	4,591,000
Interest-earning deposits in other banks	86,003,000	104,707,000
Call loans and funds sold	2,170,000	1,676,000
Receivables under resale agreements	16,885,000	18,782,000
Receivables under securities borrowing transactions	5,493,000	5,701,000
Investment securities	26,013,000	23,272,000
Loans, net of allowance for credit losses	143,562,000	130,187,000
Other financial assets	12,774,000	9,783,000
Financial liabilities:
Non-interest-bearing	35,860,000	36,820,000
Interest-bearing	224,956,000	212,633,000
Total deposits	260,816,000	249,453,000
Call money and funds purchased	5,257,000	5,017,000
Payables under repurchase agreements	39,516,000	43,664,000
Payables under securities lending transactions	1,252,000	718,000
Due to trust account and other short-term borrowings	14,633,000	28,229,000
Long-term debt	21,870,000	20,928,000
Other financial liabilities	9,595,000	9,038,000
Carrying amounts of investments in equity method investees	4,564,000	5,462,000
Estimated fair value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and due from banks	4,367,000	4,591,000
Interest-earning deposits in other banks	86,003,000	104,707,000
Call loans and funds sold	2,170,000	1,676,000
Receivables under resale agreements	16,885,000	18,782,000
Receivables under securities borrowing transactions	5,493,000	5,701,000
Investment securities	24,893,000	22,647,000
Loans, net of allowance for credit losses	142,235,000	129,772,000
Other financial assets	12,774,000	9,783,000
Financial liabilities:
Non-interest-bearing	35,860,000	36,820,000
Interest-bearing	224,788,000	212,643,000
Total deposits	260,648,000	249,463,000
Call money and funds purchased	5,257,000	5,017,000
Payables under repurchase agreements	39,516,000	43,664,000
Payables under securities lending transactions	1,252,000	718,000
Due to trust account and other short-term borrowings	14,633,000	28,229,000
Long-term debt	21,018,000	20,199,000
Other financial liabilities	9,595,000	9,038,000
Estimated fair value | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and due from banks	4,367,000	4,591,000
Interest-earning deposits in other banks	0	0
Call loans and funds sold	0	0
Receivables under resale agreements	0	0
Receivables under securities borrowing transactions	0	0
Investment securities	14,567,000	12,932,000
Loans, net of allowance for credit losses	3,000	2,000
Other financial assets	0	0
Financial liabilities:
Non-interest-bearing	0	0
Interest-bearing	0	0
Total deposits	0	0
Call money and funds purchased	0	0
Payables under repurchase agreements	0	0
Payables under securities lending transactions	0	0
Due to trust account and other short-term borrowings	0	0
Long-term debt	0	0
Other financial liabilities	0	0
Estimated fair value | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and due from banks	0	0
Interest-earning deposits in other banks	86,003,000	104,707,000
Call loans and funds sold	2,170,000	1,676,000
Receivables under resale agreements	16,885,000	18,782,000
Receivables under securities borrowing transactions	5,493,000	5,701,000
Investment securities	8,483,000	8,244,000
Loans, net of allowance for credit losses	112,000	70,000
Other financial assets	12,774,000	9,783,000
Financial liabilities:
Non-interest-bearing	35,860,000	36,820,000
Interest-bearing	224,788,000	212,643,000
Total deposits	260,648,000	249,463,000
Call money and funds purchased	5,257,000	5,017,000
Payables under repurchase agreements	39,516,000	43,664,000
Payables under securities lending transactions	1,252,000	718,000
Due to trust account and other short-term borrowings	14,633,000	28,229,000
Long-term debt	21,018,000	20,199,000
Other financial liabilities	9,595,000	9,038,000
Estimated fair value | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and due from banks	0	0
Interest-earning deposits in other banks	0	0
Call loans and funds sold	0	0
Receivables under resale agreements	0	0
Receivables under securities borrowing transactions	0	0
Investment securities	1,843,000	1,471,000
Loans, net of allowance for credit losses	142,120,000	129,700,000
Other financial assets	0	0
Financial liabilities:
Non-interest-bearing	0	0
Interest-bearing	0	0
Total deposits	0	0
Call money and funds purchased	0	0
Payables under repurchase agreements	0	0
Payables under securities lending transactions	0	0
Due to trust account and other short-term borrowings	0	0
Long-term debt	0	0
Other financial liabilities	¥ 0	¥ 0